Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
(a)    Basis of presentation
The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”) and its consolidated subsidiaries (the “Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2025.
The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of US$23,001 and net cash outflows from operations of US$127,695 for the six months ended June 30, 2026. As of June 30, 2026, the Group’s consolidated current liabilities exceeded current assets in the amount of US$271,385.

The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses; (ii) obtaining additional facilities from banks and renewal of existing bank borrowings; (iii) issuance of new equity and convertible debt securities; (iv) obtaining extended financial support from controlling shareholder and related parties; and (v) accelerating pace of collections of amounts due from related and third parties to optimize operational efficiency. Subsequent to June 30, 2026, the Company drew down an additional RMB460 million (approximately US$68 million) under the syndicated loan facility as mentioned in Note 11 and issued US$15 million of convertible notes pursuant to the 2025 Convertible Note Purchase Agreement as mentioned in Note 14. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.
In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2026, the results of operations and cash flows for the six months ended June 30, 2025 and 2026, have been made.
The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, expected credit losses for accounts receivable and amounts due from related parties; recoverability of contract cost assets included in other current assets and non-current assets; valuation of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets; impairment of goodwill; recoverability and fair value of long-term investments; fair values of share-based compensation awards; and incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.
(b) Risks and concentration
Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties, other receivables included in prepayments and other current assets and other non-current assets.
The Group’s policy requires cash, restricted cash and short-term investments to be placed with high-quality financial institutions at below locations. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

	As of December 31,	As of June 30,
	2025	2026
Financial institutions in the Chinese mainland
– Denominated in RMB	78,546	154,994
– Denominated in US$	2,134	2,424
– Denominated in Great Britain Pound (“GBP”)	6	6
Total balances of cash, restricted cash and short-term investments held in the Chinese mainland	80,686	157,424
Financial institutions in Hong Kong
– Denominated in US$	31,158	46,694
– Denominated in Hong Kong Dollars (“HKD”)	83	26
– Denominated in RMB	4	4
Total balances of cash, restricted cash and short-term investments held in Hong Kong	31,245	46,724
Financial institutions in Sweden
– Denominated in Euro	6,735	425
– Denominated in Swedish Krona (“SEK”)	3,429	4,311
– Denominated in US$	—	1
Total balances of cash, restricted cash and short-term investments held in Sweden	10,164	4,737
Total balances of cash, restricted cash and short-term investments held at financial institutions in other jurisdictions	2,319	3,224
Total balances of cash, restricted cash and short-term investments held at financial institutions	124,414	212,109
Cash on hand	—	—
Total balances of cash, restricted cash and short-term investments	124,414	212,109
The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.
Concentration of customers and suppliers

The Group currently has a concentrated customer base with a limited number of key customers, particularly Zhejiang Geely Holding Group Co. Ltd. (“Geely Group”) and its subsidiaries.
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2025	2026
Geely Group and its subsidiaries	69.7%	87.0%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2025	2026
Customer A, a third party	23.3%	41.4%
Customer B, a third party	38.3%	33.5%
Customer C, a third party	18.4%	Less than 10.0%
Customer D, a third party	Less than 10.0%	11.4%
Customers contributing more than 10.0% of total related parties and third parties’ revenues were as follows:

	Six Months Ended June 30,
	2025	2026
Geely Group and its subsidiaries	69.2%	82.4%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the total related parties and third parties’ accounts payable:

	As of December 31,	As of June 30,
	2025	2026
Supplier A, a third party	21.9%	27.8%
Supplier B, a third party	10.9%	10.2%
Supplier C, a related party	Less than 10.0%	10.2%
Suppliers accounting for more than 10.0% of total related parties and third parties’ purchases were as follows:

	Six Months Ended June 30,
	2025	2026
Supplier A, a third party	18.9%	34.4%
Supplier B, a third party	12.1%	Less than 10.0%
Supplier D, a third party	16.7%	Less than 10.0%
(c) Fair value measurements
The Group measures certain assets and liabilities at fair value. Fair value is the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
(d) Recently adopted accounting pronouncements

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326). This ASU amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. This update is effective for the Group from January 1, 2026, including interim periods within those annual reporting years. The Group adopted this ASU on January 1, 2026 prospectively and the adoption did not have a material impact on its consolidated financial statements and related disclosures.